ING Investors Trust

ING Large Cap Value Portfolio

ING U.S. Stock Index Portfolio

(each a “Portfolio” collectively “Portfolios”)

Supplement dated July 1, 2013

to each Portfolio’s Adviser Class (“Class ADV”) Prospectus, Service Class (“Class S”) Prospectus,

Institutional Class (“Class I”) Prospectus, and Service 2 Class (“Class S2”) Prospectus

(each a “Prospectus” and collectively, the “Prospectuses”), each dated April 30, 2013

ING Large Cap Value Portfolio

Effective June 30, 2013, Vincent Costa was added as a portfolio manager. The Portfolio’s Prospectuses are hereby revised as follows:

1.              The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Robert M. Kloss	Christopher F. Corapi
Portfolio Manager (since 01/11)	Portfolio Manager (since 05/11)
Vincent Costa
Portfolio Manager (since 06/13)

2.              The following paragraph is included after the twelfth paragraph of the sub-section entitled “Management of the Portfolios — ING Investment Management Co. LLC” of the Portfolio’s Prospectuses:

Vincent Costa, CFA, Portfolio Manager, and Head of Quantitative Equity Research, is responsible for leading the portfolio implementation effort for all equity index funds and  enhanced index funds. Mr. Costa joined ING IM in April 2006 as head of portfolio management for quantitative equity. Prior to joining ING IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a senior portfolio manager, managing global index and enhanced index products.

ING U.S. Stock Index Portfolio

Effective June 30, 2013, Vincent Costa was removed as a portfolio manager for the Portfolio and Kai Yee Wong was added as a portfolio manager.  The Portfolio’s Prospectuses are hereby revised as follows:

3.              The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Steve Wetter	Kai Yee Wong
Portfolio Manager (since 04/12)	Portfolio Manager (since 06/13)

4.              The twenty-second paragraph of the Portfolio’s Class ADV Prospectus, the twenty-fourth paragraph of the Portfolio’s Class I and Class S Prospectuses, and the twentieth paragraph of the Portfolio’s Class S2 Prospectus in the sub-section entitled “Management of the Portfolios — ING Investment Management Co. LLC” are hereby deleted and replaced with the following:

Kai Yee Wong, Portfolio Manager, joined ING IM in 2012.  Ms. Wong is responsible for the ING quantitative and index equity investment strategies. Prior to joining ING IM, Ms. Wong worked as a senior equity portfolio manager at Northern Trust, responsible for managing various global indices including developed, emerging, real estate, Topix and socially responsible benchmarks from 2003-2009.  Previously she served as a portfolio manager with Deutsche Bank, an assistant treasurer at Bankers Trust and a trust officer at the Bank of Tokyo from 1992-2003.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Investors Trust

ING Large Cap Value Portfolio

ING PIMCO High Yield Portfolio

ING PIMCO Total Return Portfolio

ING U.S. Stock Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated July 1, 2013

to the Portfolio’s Adviser Class (“Class ADV”), Service Class (“Class S”)

Institutional Class (“Class I”) and Service 2 Class (“Class S2”)

Statement of Additional Information (“SAI”),

dated April 30, 2013

ING Large Cap Value Portfolio

Effective June 30, 2013, Vincent Costa was added as a portfolio manager.

ING U.S. Stock Index Portfolio

Effective June 30, 2013, Vincent Costa was removed as a portfolio manager for the Portfolio and Kai Yee Wong was added as a portfolio manager.

The Portfolios’ SAI is hereby revised as follows:

1.                    The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section  entitled “Portfolio Managers — ING Bond Portfolio, ING Global Resources Portfolio, ING Large Cap Growth Portfolio, ING Large Cap Value Portfolio, ING limited Maturity Bond Portfolio, ING Liquid Assets Portfolio, and ING U.S. Stock Index Portfolio”  in the Portfolios’ SAI are hereby revised to update the information with respect to Vincent Costa and add the following information with respect to Kai Yee Wong:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Vincent Costa(2)	24	$14,499,210,926	1	$40,896,862	10	$1,228,730,181
Kai Yee Wong(2)	0	$0	0	$0	0	$0

(2)           As of March 31, 2013.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Vincent Costa(2)	None
Kai Yee Wong(2)	None

(2)           As of March 31, 2013.

ING PIMCO High Yield Portfolio

2.                                      Effective immediately, the subsection entitled “Non-Fundamental Investment Restrictions — ING PIMCO High Yield Portfolio” of the section entitled “Fundamental Investment Restrictions and Non-Fundamental Investment Restrictions” of the Portfolio’s SAI is hereby revised to include the following:

4.                                      may, from time to time, voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as the Portfolio, and the acquisition is determined to be beneficial to the Portfolio’s shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed under this “Fundamental and Non-Fundamental Investment Restrictions” section or any percentage investment limitation of the 1940 Act or rules thereunder, if the Portfolio has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Portfolio will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Portfolio sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.

ING PIMCO Total Return Bond Portfolio

3.                                      Effective immediately, the subsection entitled “Non-Fundamental Investment Restrictions — ING PIMCO High Yield Portfolio” of the section entitled “Fundamental Investment Restrictions and Non-Fundamental Investment Restrictions” of the Portfolio’s SAI is hereby revised to include the following:

6.                                      may, from time to time, voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as the Portfolio, and the acquisition is determined to be beneficial to the Portfolio’s shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed under this “Fundamental and Non-Fundamental Investment Restrictions” section or any percentage investment limitation of the 1940 Act or rules thereunder, if the Portfolio has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Portfolio will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Portfolio sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.

4.                                      Last, effective immediately, the Portfolios’ SAI is hereby revised to delete the last sentence of the last paragraph of the subsection entitled “Hybrid Instruments — Risks of Investing in Hybrid Instruments.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE